Summary of Significant Accounting Policies - Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Cash and cash equivalents	$ 294,972	$ 36,926
Restricted cash	33,311	743
Total cash, cash equivalents and restricted cash	$ 328,283	$ 37,669